PIMCO ETF Trust

Supplement Dated April 22, 2016 to the

Index Exchange-Traded Funds Prospectus dated October 31, 2015,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund,

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO 25+ Year Zero Coupon

U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index

Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund,

PIMCO High Yield Corporate Bond Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

(each, a “Fund” and collectively, the “Funds”)

Effective immediately, the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund and the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund are each jointly managed by Stephen Rodosky, Michael Cudzil and Matthew P. Dorsten. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Matthew P. Dorsten. Mr. Rodosky is a Managing Director of PIMCO, Mr. Cudzil is an Executive Vice President of PIMCO and Mr. Dorsten is a Senior Vice President of PIMCO. Each of Messrs. Rodosky and Dorsten has jointly managed the Fund since December 2015. Mr. Cudzil has managed the Fund since February 2016. Effective March 1, 2016, Mr. Rodosky has requested a temporary leave of absence and is currently expected to return to his duties with respect to the Fund after such temporary leave of absence.

In addition, effective immediately, the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund is jointly managed by Stephen Rodosky and Matthew P. Dorsten. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky and Matthew P. Dorsten. Mr. Rodosky is a Managing Director of PIMCO, and Mr. Dorsten is a Senior Vice President of PIMCO. They will manage the Fund as of its inception. Effective March 1, 2016, Mr. Rodosky has requested a temporary leave of absence and is currently expected to return to his duties with respect to the Fund after such temporary leave of absence.

In addition, effective immediately, the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, and the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund are each jointly managed by Jeremie Banet and Matthew P. Dorsten. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Jeremie Banet and Matthew P. Dorsten. Mr. Banet is an Executive Vice President of PIMCO, and Mr. Dorsten is a Senior Vice President of PIMCO. They have jointly managed the Fund since December 2015.

In addition, effective immediately, the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund is jointly managed by Andrew Jessop and Matthew P. Dorsten. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Andrew Jessop and Matthew P. Dorsten. Mr. Jessop is an Executive Vice President of PIMCO, and Mr. Dorsten is a Senior Vice President of PIMCO. They have jointly managed the Fund since December 2015.

In addition, effective immediately, the PIMCO High Yield Corporate Bond Index Exchange-Traded Fund is jointly managed by Andrew Jessop and Matthew P. Dorsten. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Andrew Jessop and Matthew P. Dorsten. Mr. Jessop is an Executive Vice President of PIMCO, and Mr. Dorsten is a Senior Vice President of PIMCO. They will manage the Fund as of its inception.

In addition, effective immediately, the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is jointly managed by Mohit Mittal and Matthew P. Dorsten. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mohit Mittal and Matthew P. Dorsten. Mr. Mittal is a Managing Director of PIMCO, and Mr. Dorsten is a Senior Vice President of PIMCO. They have jointly managed the Fund since December 2015.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Jeremie Banet	12/15

Executive Vice President, PIMCO. Mr. Banet first joined PIMCO in 2011 and rejoined the firm in 2014. He is a portfolio manager on the real return team. Prior to joining PIMCO, he worked on U.S. inflation trading at Nomura. Previously he was with BNP Paribas, most recently as head of U.S. inflation trading. Mr. Banet holds a Masters in applied economics and an undergraduate degree from Paris IX Dauphine University.

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	Michael Cudzil	2/16	Executive Vice President, PIMCO. Mr. Cudzil is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		2/16

PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund	Matthew P. Dorsten	12/15	Senior Vice President, PIMCO. Mr. Dorsten is a member of the quantitative portfolio management group, focusing on quantitative strategy and passive replication. Mr. Dorsten joined PIMCO in 2006.

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund		12/15

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		12/15

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO High Yield Corporate Bond Index Exchange-Traded Fund		12/15

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	Andrew Jessop	12/15

Executive Vice President, PIMCO. Mr. Jessop joined PIMCO in 2009, as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years

PIMCO High Yield Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Mohit Mittal	12/15

Managing Director, PIMCO. Mr. Mittal is a portfolio manager in the Newport Beach office. He manages investment grade credit, total return and unconstrained bond portfolios and is a member of the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined the firm in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund	Stephen Rodosky	12/15	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_042216

PIMCO ETF Trust

Supplement dated April 22, 2016 to the

Statement of Additional Information dated October 31, 2015,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund,

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO 25+ Year Zero Coupon

U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index

Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund, PIMCO High Yield Corporate Bond Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

Effective immediately, the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund and the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund are each jointly managed by Stephen Rodosky, Michael Cudzil and Matthew P. Dorsten.

In addition, effective immediately, the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund is jointly managed by Stephen Rodosky and Matthew P. Dorsten.

In addition, effective immediately, the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, and the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund are each jointly managed by Jeremie Banet and Matthew P. Dorsten.

In addition, effective immediately, the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund and the PIMCO High Yield Corporate Bond Index Exchange-Traded Fund are each jointly managed by Andrew Jessop and Matthew P. Dorsten.

In addition, effective immediately, the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is jointly managed by Mohit Mittal and Matthew P. Dorsten.

Therefore, effective immediately, corresponding changes are made in the tables and accompanying footnotes in the subsections titled “Portfolio Managers—Other Accounts Managed” and “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP2_042216